This webcast contains forecasts, estimates, opinions, and other information that is subjective. Statements concerning economic, financial, or market trends are based on current conditions, which will fluctuate. There is no guarantee that such statements will be applicable under all market conditions, especially during periods of downturn. Actual outcomes and results may differ significantly from the views expressed. It should not be considered as investment advice or a recommendation of any kind. All statistics are current as of October 31, 2013, unless otherwise noted, and the HIT disclaims any responsibility to update such statistics.

Investors should consider the HIT's investment objectives, risks, and charges and expenses carefully before investing. This and other information is contained in the HIT's prospectus. To obtain a prospectus, call the HIT at (202) 331-8055 or visit the HIT's website at www.aflcio-hit.com.

AFL-CIO Housing Investment Trust
2401 Pennsylvania Avenue, NW, Suite 200, Washington, DC 20037
Phone (202) 331-8055   Fax (202) 331-8190
www.aflcio-hit.com






AFL-CIO Housing Investment Trust

WEBINAR WITH CHANG SUH

Senior Executive Vice President –
Chief Portfolio Manager

HIT'S CURRENT INVESTMENT STRATEGY






AFL-CIO Housing Investment Trust

WEBINAR WITH CHANG SUH

Senior Executive Vice President –
Chief Portfolio Manager

HIT'S CURRENT INVESTMENT STRATEGY

Wednesday, November 13, 2013
2:00 – 2:30 Eastern

National Office
2401 Pennsylvania Avenue, NW, Suite 200, Washington, DC 20037
Phone (202) 331-8055 Fax (202) 331-8190
www.aflcio-hit.com

AFL-CIO Housing Investment Trust






A $4.6 billion investment grade fixed-income mutual fund

Objectives

- ***Generate competitive risk-adjusted returns*** versus its benchmark, the Barclays Capital Aggregate Bond Index.
- ***Achieve collateral benefits*** important to working people by creating union construction jobs and affordable housing in America's communities.

Strategy

- Construct and manage a portfolio with ***superior credit quality, higher yield, and similar interest rate risk*** relative to the benchmark.
- ***Specialize in multifamily mortgage-backed securities***.

AFL-CIO Housing Investment Trust









Strong Track Record

- ***Nearly 50 years*** of responsible investing.
- ***$6.8 billion invested*** in 500 projects nationwide.
- ***$11 billion of total development*** leveraged.
- ***72,000*** union construction jobs and nearly ***110,000*** housing and healthcare units created.

Competitive Performance











Calendar Year Returns as of Year-end
14%
12%
10%
8%
6%
4%
2%
0%
12.74%
12.31%
11.63%
8.60%
8.21%
8.44%
12.04%
11.64%
10.25%
4.17%
3.78%
4.10%
4.59%
4.20%
4.34%
3.03%
2.64%
2.43%
5.08%
4.65%
4.33%
7.14%
6.70%
6.97%
5.68%
5.25%
5.24%
6.73%
6.28%
5.93%
6.62%
6.16%
6.54%
8.34%
7.86%
7.84%
4.71%
4.27%
4.22%
2000
2001
2002
2003
2004
2005
2006
2007
2008
2009
2010
2011
2012
HIT Gross
HIT Net
Barclays Aggregate

20 consecutive calendar years exceeding the benchmark on a gross basis.

For the 1-, 3-, 5-, and 10-year periods ended October 31, 2013, the HIT's net returns were -1.41%, 2.93%, 5.78%, and 4.74%, respectively. The performance data quoted represents past performance and is no guarantee of future results. Periods over one year are annualized. Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost. The HIT's current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available from the HIT's website at www.aflcio-hit.com. Gross performance figures do not reflect the deduction of HIT expenses. Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT. Information about HIT expenses can be found on page 1 of the HIT's current prospectus.

Market Environment and YTD Returns in 2013










10-Year Treasury vs. Ginnie Mae
Construction/Permanent MBS Yields
Percent
5.0
4.5
4.0
3.5
3.0
2.5
2.0
1.5
1.0
Dec-12
Jan-13
Feb-13
Mar-13
Apr-13
May-13
Jun-13
Jul-13
Aug-13
Sep-13
Oct-13
10-year Treasury Yield
Ginnie Mae Construction/Permanent Yield

Source: Bloomberg and the HIT

For the 1-, 3-, 5-, and 10-year periods ended October 31, 2013, the HIT's net returns were -1.41%, 2.93%, 5.78%, and 4.74%, respectively. The performance data quoted represents past performance and is no guarantee of future results. Periods over one year are annualized. Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost. The HIT's current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available from the HIT's website at www.aflcio-hit.com. Gross performance figures do not reflect the deduction of HIT expenses. Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT. Information about HIT expenses can be found on page 1 of the HIT's current prospectus.

A Value-Added Multifamily Portfolio









- **Multifamily Specialist**
  - Targets 60% to 70% of the portfolio in multifamily securities.
  - Produces the HIT's income advantage over the benchmark.
- **Capacity to Source Investments Directly**
  - Expertise in structuring customized financing that brings projects to reality and meet needs of the portfolio.
- **Substantial Investment Pipeline**
  - Can offer investors more expected return than comparable investments with the same credit risk.


Single Family MBS
25.7%
Treasuries
5.5%
Short Term
4.1%
AAA Private-Label CMBS
1.6%
Multifamily MBS
63.1%

As of September 30, 2013, based on total investments including unfunded commitments.

Positioned Well in the Current Environment






- **The HIT's current investment strategy**
  - **Current portfolio offers relative value** versus the benchmark – higher yield, higher credit quality, and similar interest rate risk.
  - **Adding and increasing multifamily assets** will take advantage of higher rates, wider spreads, undervalued multifamily MBS, projected multifamily demand.
  - **Diversification benefits** to investors.
- **Objective remains unchanged**
  - Competitive fixed-income returns over the long term.
  - Coupled with union jobs and affordable housing.









AFL-CIO Housing Investment Trust

WEBINAR WITH CHANG SUH

Senior Executive Vice President –
Chief Portfolio Manager

HIT'S CURRENT INVESTMENT STRATEGY

THANK YOU FOR JOINING US

National Office
2401 Pennsylvania Avenue, NW, Suite 200, Washington, DC 20037
Phone (202) 331-8055 Fax (202) 331-8190
www.aflcio-hit.com